Contingencies	6 Months Ended
Jun. 30, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Contingencies
Contingencies

The Group is involved in a number of disputes in connection with its day-to-day activities, both as claimant and defendant. Such disputes and the associated expenses of legal representation are covered by insurance. Moreover, they are not of a magnitude that lies outside the ordinary, and their scope is not of such a nature that they could jeopardise the Group's financial position.